DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P MidCap 400 ESG ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 2.0%
Cable One, Inc.	35	$63,545
Cinemark Holdings, Inc.*	687	15,567
Iridium Communications, Inc.*	753	28,772
New York Times Co., Class A	953	40,808
TEGNA, Inc.	1,401	27,165
TripAdvisor, Inc.*	615	26,722
Yelp, Inc.*	449	18,009

(Cost $232,198)		220,588

Consumer Discretionary - 15.5%
Adtalem Global Education, Inc.*	319	11,605
American Eagle Outfitters, Inc.(a)	954	33,800
AutoNation, Inc.*	351	35,848
Brunswick Corp.	496	50,706
Capri Holdings Ltd.*	979	55,519
Carter’s, Inc.	281	28,729
Columbia Sportswear Co.	195	20,032
Cracker Barrel Old Country Store, Inc.	158	24,920
Dana, Inc.	922	25,014
Deckers Outdoor Corp.*	184	61,721
Dick’s Sporting Goods, Inc.	419	40,865
Foot Locker, Inc.	684	43,290
Gentex Corp.	1,591	56,481
Goodyear Tire & Rubber Co.*	1,487	29,487
Graham Holdings Co., Class B	26	17,226
Grand Canyon Education, Inc.*	298	27,100
H&R Block, Inc.	1,168	28,990
Harley-Davidson, Inc.	978	47,404
Helen of Troy Ltd.*	155	32,624
Jack in the Box, Inc.	145	16,472
KB Home	587	27,478
Kohl’s Corp.	1,027	56,988
Lear Corp.	349	67,483
Lithia Motors, Inc., Class A	191	67,230
Mattel, Inc.*	2,221	47,107
Murphy USA, Inc.	162	21,839
Nordstrom, Inc.*(a)	694	23,277
Papa John’s International, Inc.	220	20,669
Polaris, Inc.	381	49,995
RH*	106	67,951
Service Corp. International	1,080	57,262
Six Flags Entertainment Corp.*	483	21,943
Strategic Education, Inc.	155	10,980
Tempur Sealy International, Inc.	1,218	46,893
Texas Roadhouse, Inc.	430	43,305
Thor Industries, Inc.	353	43,419
Toll Brothers, Inc.	735	47,951
Travel + Leisure Co.	547	35,637
Urban Outfitters, Inc.*	436	17,074
Visteon Corp.*	178	21,798
Wendy’s Co.	1,140	26,471
Williams-Sonoma, Inc.(a)	495	83,922
Wingstop, Inc.	189	26,967
WW International, Inc.*	350	13,755
Wyndham Hotels & Resorts, Inc.	611	45,862

(Cost $1,547,576)		1,681,089

Consumer Staples - 3.4%
BJ’s Wholesale Club Holdings, Inc.*	875	39,191
Boston Beer Co., Inc., Class A*	59	62,432
Coty, Inc., Class A*	1,807	16,100
Darling Ingredients, Inc.*	1,046	71,609
Flowers Foods, Inc.	1,300	31,317
Hain Celestial Group, Inc.*	521	21,236
Ingredion, Inc.	440	41,769
Nu Skin Enterprises, Inc., Class A	324	19,492
Pilgrim’s Pride Corp.*	307	7,380
Sanderson Farms, Inc.	126	20,507
Sprouts Farmers Market, Inc.*	801	21,307
TreeHouse Foods, Inc.*	355	17,292

(Cost $352,455)		369,632

Energy - 1.4%
Cimarex Energy Co.	674	45,663
CNX Resources Corp.*	1,401	19,082
EQT Corp.*	1,778	37,125
Equitrans Midstream Corp.	2,599	21,416
Murphy Oil Corp.	920	19,955
World Fuel Services Corp.	402	12,353

(Cost $136,441)		155,594

Financials - 16.7%
Affiliated Managers Group, Inc.	272	44,608
Alleghany Corp.*	91	65,208
Associated Banc-Corp.	1,033	23,749
BancorpSouth Bank	657	20,091
Bank of Hawaii Corp.	256	22,973
Bank OZK	791	33,784
Brown & Brown, Inc.	1,500	78,780
CIT Group, Inc.	629	33,324
CNO Financial Group, Inc.	858	22,789
Commerce Bancshares, Inc.	672	52,335
East West Bancorp, Inc.	920	68,798
Essent Group Ltd.	720	34,445
Evercore, Inc., Class A	268	39,091
FactSet Research Systems, Inc.	246	82,253
First American Financial Corp.	700	45,017
First Horizon Corp.	3,542	67,546
FNB Corp.	2,047	27,450
Fulton Financial Corp.	1,036	17,954
Hancock Whitney Corp.	553	27,379
Hanover Insurance Group, Inc.	232	32,362
Interactive Brokers Group, Inc., Class A	530	35,648
Janus Henderson Group PLC	1,088	41,899
Kemper Corp.	392	29,349

MGIC Investment Corp.(a)	2,239	32,958
Navient Corp.	1,172	21,412
New York Community Bancorp, Inc.	2,970	35,551
PacWest Bancorp	745	33,652
Pinnacle Financial Partners, Inc.	485	44,096
Primerica, Inc.	259	42,012
PROG Holdings, Inc.	432	22,775
Prosperity Bancshares, Inc.	609	45,827
Reinsurance Group of America, Inc.	443	55,831
RenaissanceRe Holdings Ltd.	331	51,014
RLI Corp.	253	26,686
SEI Investments Co.	780	49,483
Selective Insurance Group, Inc.	382	28,753
Signature Bank	369	92,158
SLM Corp.	2,204	44,631
Sterling Bancorp	1,233	32,847
Synovus Financial Corp.	974	47,843
Texas Capital Bancshares, Inc.*	322	22,179
Trustmark Corp.	404	13,554
UMB Financial Corp.	277	26,789
Umpqua Holdings Corp.	1,406	26,826
Webster Financial Corp.	576	32,648
Wintrust Financial Corp.	378	30,399

(Cost $1,676,133)		1,806,756

Health Care - 10.0%
Acadia Healthcare Co., Inc.*	568	36,556
Amedisys, Inc.*	215	55,550
Bio-Techne Corp.	251	103,871
Cantel Medical Corp.*	240	19,519
Emergent BioSolutions, Inc.*	289	17,528
Encompass Health Corp.	647	55,506
Exelixis, Inc.*	1,989	44,852
Haemonetics Corp.*	324	18,293
Hill-Rom Holdings, Inc.	435	48,407
ICU Medical, Inc.*	132	27,464
Integra LifeSciences Holdings Corp.*	452	31,211
Jazz Pharmaceuticals PLC*	391	69,649
LHC Group, Inc.*	202	39,764
Ligand Pharmaceuticals, Inc.*	106	12,476
LivaNova PLC*	310	25,897
Masimo Corp.*	330	71,148
Molina Healthcare, Inc.*	375	94,260
Neurocrine Biosciences, Inc.*	613	58,983
NuVasive, Inc.*	327	22,301
Penumbra, Inc.*	220	54,804
Quidel Corp.*(a)	245	28,937
Syneos Health, Inc.*	587	51,597
Tenet Healthcare Corp.*	677	45,298
United Therapeutics Corp.*	284	52,796

(Cost $1,089,777)		1,086,667

Industrials - 19.1%
Acuity Brands, Inc.	230	42,722
AECOM*	961	62,475
AGCO Corp.	394	54,518
Avis Budget Group, Inc.*	330	28,981
Axon Enterprise, Inc.*	415	58,345
Brink’s Co.	315	23,754
Carlisle Cos., Inc.	347	66,735
Clean Harbors, Inc.*	335	31,189
Colfax Corp.*	735	32,487
CoreLogic, Inc.	467	37,127
Crane Co.	315	30,079
Curtiss-Wright Corp.	261	32,709
Donaldson Co., Inc.	804	49,518
Dycom Industries, Inc.*	195	14,609
EMCOR Group, Inc.	359	45,273
EnerSys	272	25,633
Flowserve Corp.	860	36,455
FTI Consulting, Inc.*	218	29,986
Graco, Inc.	1,094	82,838
Herman Miller, Inc.	376	17,973
Hexcel Corp.*	533	31,692
Hubbell, Inc.	353	67,296
Insperity, Inc.	247	22,771
ITT, Inc.	565	53,054
KAR Auction Services, Inc.*	826	14,818
KBR, Inc.	898	36,585
Kennametal, Inc.	547	20,518
Kirby Corp.*	382	24,956
Lincoln Electric Holdings, Inc.	391	50,275
ManpowerGroup, Inc.	351	42,467
MasTec, Inc.*	360	41,879
Mercury Systems, Inc.*	358	23,431
Middleby Corp.*	355	58,319
MSA Safety, Inc.	232	38,990
Nordson Corp.	345	76,483
Oshkosh Corp.	446	58,622
Owens Corning	682	72,735
Regal Beloit Corp.	259	36,838
Ryder System, Inc.	342	27,972
Science Applications International Corp.	371	33,338
Stericycle, Inc.*	584	45,879
Terex Corp.	443	23,200
Tetra Tech, Inc.	357	42,651
Timken Co.	435	38,476
Toro Co.	698	77,541
Trinity Industries, Inc.(a)	549	15,251
Univar Solutions, Inc.*	1,079	29,230
Werner Enterprises, Inc.	394	18,908
Woodward, Inc.	374	47,565
XPO Logistics, Inc.*	660	96,974

(Cost $1,867,311)		2,072,120

Information Technology - 13.5%
ACI Worldwide, Inc.*	777	29,728

Alliance Data Systems Corp.	317	38,373
Amkor Technology, Inc.	682	14,390
Arrow Electronics, Inc.*	476	57,277
Avnet, Inc.	664	29,256
Belden, Inc.	284	14,370
Blackbaud, Inc.*	308	21,773
Ceridian HCM Holding, Inc.*(a)	850	76,041
Ciena Corp.*	1,005	53,134
CMC Materials, Inc.	186	28,705
Cognex Corp.	1,140	90,505
Coherent, Inc.*	156	40,967
CommVault Systems, Inc.*	300	22,851
Cree, Inc.*(a)	749	74,907
Fair Isaac Corp.*	189	95,645
First Solar, Inc.*	541	41,176
Jabil, Inc.	889	50,184
Littelfuse, Inc.	161	42,060
LiveRamp Holdings, Inc.*	427	21,452
Manhattan Associates, Inc.*	407	55,344
Maximus, Inc.	406	37,624
National Instruments Corp.	872	35,578
NetScout Systems, Inc.*	467	13,730
Paylocity Holding Corp.*	239	40,589
Qualys, Inc.*(a)	215	20,786
Semtech Corp.*	414	26,082
Silicon Laboratories, Inc.*	280	38,237
SolarEdge Technologies, Inc.*	335	86,433
Synaptics, Inc.*	223	28,172
SYNNEX Corp.	263	33,296
Teradata Corp.*	695	33,270
Universal Display Corp.	280	60,441
Viasat, Inc.*	434	23,080
WEX, Inc.*	289	56,618
Xerox Holdings Corp.	1,063	24,927

(Cost $1,440,944)		1,457,001

Materials - 7.2%
AptarGroup, Inc.	424	62,459
Ashland Global Holdings, Inc.	363	34,427
Avient Corp.	582	30,252
Cabot Corp.	361	22,952
Chemours Co.	1,053	37,834
Cleveland-Cliffs, Inc.*(a)	2,990	60,159
Commercial Metals Co.	765	24,075
Compass Minerals International, Inc.	216	15,098
Eagle Materials, Inc.*	268	39,332
Greif, Inc., Class A	169	10,429
Ingevity Corp.*	258	21,236
Minerals Technologies, Inc.	216	18,792
Olin Corp.	911	44,539
RPM International, Inc.	843	78,846
Scotts Miracle-Gro Co.	264	57,386
Sonoco Products Co.	660	44,563
Materials (Continued)
Steel Dynamics, Inc.	1,299	81,097
United States Steel Corp.(a)	1,674	43,407
Valvoline, Inc.	1,191	39,303
Worthington Industries, Inc.	220	14,601

(Cost $674,782)		780,787

Real Estate - 9.8%
American Campus Communities, Inc. REIT	877	41,359
Brixmor Property Group, Inc. REIT	1,951	44,307
Camden Property Trust REIT	635	79,616
CoreSite Realty Corp. REIT	273	33,101
Corporate Office Properties Trust REIT	714	19,707
Cousins Properties, Inc. REIT	947	35,124
CyrusOne, Inc. REIT	786	57,968
Douglas Emmett, Inc. REIT	1,051	36,491
Healthcare Realty Trust, Inc. REIT	892	27,063
Highwoods Properties, Inc. REIT	661	30,195
Hudson Pacific Properties, Inc. REIT	962	27,888
JBG SMITH Properties REIT	705	22,708
Jones Lang LaSalle, Inc.*	332	67,147
Kilroy Realty Corp. REIT	694	48,726
Life Storage, Inc. REIT	482	47,930
Macerich Co. REIT(a)	740	11,773
Medical Properties Trust, Inc. REIT	3,735	79,070
National Retail Properties, Inc. REIT	1,145	53,071
Park Hotels & Resorts, Inc. REIT*	1,566	32,557
Pebblebrook Hotel Trust REIT	837	18,707
PotlatchDeltic Corp. REIT	427	25,705
PS Business Parks, Inc. REIT	136	21,075
Rayonier, Inc. REIT	879	33,569
Rexford Industrial Realty, Inc. REIT	839	46,338
SL Green Realty Corp. REIT	457	36,204
Spirit Realty Capital, Inc. REIT	732	34,594
STORE Capital Corp. REIT	1,529	52,598

(Cost $994,749)		1,064,591

Utilities - 1.3%
Hawaiian Electric Industries, Inc.	697	30,006
National Fuel Gas Co.	605	31,393
New Jersey Resources Corp.	613	26,187
Southwest Gas Holdings, Inc.	365	24,094
Spire, Inc.	347	24,866

(Cost $124,619)		136,546

TOTAL COMMON STOCKS (Cost $10,136,985)		10,831,371

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $1,245)	1,245	1,245

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b)
(Cost $2,708)	2,708	2,708

TOTAL INVESTMENTS - 99.9% (Cost $10,140,938)		10,835,324
Other assets and liabilities, net - 0.1%		7,252

NET ASSETS - 100.0%		$10,842,576

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 2/24/2021 (Commenc -ement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
SECURITIES LENDING COLLATERAL -0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
—	1,245(d)	—	—	—	—	—	1,245	1,245
CASH EQUIVALENTS -0.0%
DWS Government Money Market Series “Institutional Shares”, 0.03%(b)
—	10,059,996	(10,057,288)	—	—	11	—	2,708	2,708

—	10,061,241	(10,057,288)	—	—	11	—	3,953	3,953

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $458,044, which is 4.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $468,423.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$10,831,371	$—	$—	$10,831,371
Short-Term Investments(e)	3,953	—	—	3,953

TOTAL	$10,835,324	$—	$—	$10,835,324

(e)	See Schedule of Investments for additional detailed categorizations.